28. Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of net sales by major product and services
	For the years ended December 31,
	2019	2018	2017
Sales of PV components	$80,941	$93,547	$111,795
Sales of pre-development solar project	(2,835)	15,794	–
Sales of PV project assets	9,563	10,809	6,042
Electricity revenue with PPAs	3,368	3,043	2,793
Bitcoin mining related business	4,197	1,052	–
Sales of hays and others	2,649	1,337	890
	$97,883	$125,582	$121,520

Schedule of net sales by geographic location

Net sales by geographic location are as follows:

	For the years ended December 31,
Location (a)	2019	2018	2017
United Kingdom	$979	$932	$6,903
Australia	80,518	91,381	112,174
United States	4,320	18,721	–
Greece	1,138	378	–
Japan	9,563	12,437	511
Italy	1,365	1,733	1,932
	$97,883	$125,582	$121,520

(a)	Sales are attributed to countries based on location of customers.

Schedule of geographic information for long-lived assets

Geographic information, which is based upon physical location, for long-lived assets was as follows:

Location	December 31, 2019	December 31, 2018
Greece	$18,121	$2,637
United States	16,556	16,368
Italy	2,950	9,038
Japan	2	–
UK	9,657	9,642
Canada	1,190	–
Australia	1,952	2,285
	$50,428	$39,970